Expenses from Ordinary Activities	12 Months Ended
Jun. 30, 2023
Expenses from Ordinary Activities [Abstract]
EXPENSES FROM ORDINARY ACTIVITIES

3. EXPENSES FROM ORDINARY ACTIVITIES

	Years Ended June 30,
	2023	2022	2021

Research and Development Expenses (1)
Employee expenses	2,720,345	2,517,516	2,169,420
Other research and development expenses	10,478,238	12,228,260	10,114,428

General and Administration Expenses
Depreciation on fixed assets	37,854	17,848	18,662
Depreciation on leased assets	64,409	36,366	56,707
Employee expenses (non R&D related)	926,314	705,541	1,556,078
Consultant and director expenses	320,500	390,896	852,369
Audit, internal control and other assurance expenses	238,728	220,798	220,198
Corporate compliance expenses	457,215	401,741	692,895
Insurance expenses	721,732	655,990	531,877
Office rental	68,634	79,329	87,612
Other administrative and office expenses	1,032,843	911,347	718,520
Share based payment expenses	966,571	1,506,122	1,950,563
Corporate advisory expenses	204,621	587,937	252,361

Other gains and losses
Foreign exchange (gain)/loss	(917,650)	(2,722,430)	297,111

(1)	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.